Common Stock - Schedule of Stock Reserved for Future Issuance (Details) - shares shares in Thousands	Dec. 31, 2021	Sep. 29, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock issued	178,089		108,697
Common stock outstanding	178,089		108,697
Options granted and outstanding	12,110		7,635
RSUs granted and outstanding	1,908
Total	210,505
Maximum number of shares available for issuance	229,495
Shares authorized	440,000	440,000	128,467
Stock options
Class of Stock [Line Items]
Warrants granted and outstanding	18,398